INTANGIBLE ASSETS, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS, NET
Amortization of intangible assets	¥ 16,775	¥ 12,180	¥ 7,806
2021	16,745
2022	16,745
2023	16,745
2024	12,179
2025	9,097
Thereafter	¥ 19,430